Intangible Liability - Charter Agreements - Additional Information (Detail)	12 Months Ended
Dec. 31, 2014 Vessel
Finite Lived Intangible Liabilities [Line Items]
Discount rate of projected lease cash flow	8.00%
Number of vessels	18
At Merger [Member] | Amortization [Member]
Finite Lived Intangible Liabilities [Line Items]
Number of vessels	12
After Merger [Member] | Amortization [Member]
Finite Lived Intangible Liabilities [Line Items]
Number of vessels	5